Summary of Fair Value by Strategy Type Alongside Consolidated Funds of Hedge Funds' Remaining Unfunded Commitments and Ability to Redeem Such Investments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	$ 565,534
Equity
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	445,626
Real Estate
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	112,633
Other
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	$ 7,275